Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Impairment Losses on Financial Assets
Impairment losses on financial assets recognized in profit or loss were as follows:

	2024	2023	2022
(in $ millions)	$	$	$
Loan receivables and commitments in the financial services segment	56	42	31
Trade receivables	31	26	20
Payment cycle receivables	5	5	6
Other receivables	3	(1)	1
Other investments	—	—	—
Cash and cash equivalents	*	—	—
	95	72	58
*Amount less than $1 million

Schedule of Credit Risk Exposure
The exposure to credit risk for loan receivables at the reporting date by geographic region was as follows:

	Carrying amount
	2024	2023
(in $ millions)	$	$
Indonesia	59	25
Malaysia	80	47
Philippines	30	22
Singapore	295	172
Thailand	63	52
Vietnam	9	8
	536	326
•For the purpose of comparability, the gross carrying amount of non-current loan receivables have been included.
The exposure to credit risk for trade receivables at the reporting date by geographic region was as follows:

	Net carrying amount
	2024	2023
(in $ millions)	$	$
Indonesia	47	33
Malaysia	16	17
Philippines	11	7
Singapore	30	33
Thailand	11	6
Vietnam	20	19
Other countries	3	4
	138	119

Schedule of Reconciliation of Changes in Loss Allowance and Gross Carrying Amount
The following table provides information about the exposure to credit risk and loss allowances for loan receivables.

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit-impaired
(in $ millions)%		$	$
2024
Current (not past due)	3.6	515	(21)	No
1 – 30 days past due	17.6	44	(8)	No
31 – 60 days past due	59.2	9	(5)	No
61 – 90 days past due	80.0	7	(6)	No
91 – 120 days past due	89.7	6	(5)	Yes
More than 121 days	94.2	5	(5)	Yes
		586	(50)

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit-impaired
(in $ millions)%		$	$
2023
Current (not past due)	4.7	312	(14)	No
1 – 30 days past due	16.2	27	(4)	No
31 – 60 days past due	54.4	6	(3)	No
61 – 90 days past due	69.5	5	(4)	No
91 – 120 days past due	87.6	4	(4)	Yes
More than 121 days	91.2	6	(5)	Yes
		360	(34)
•For the purpose of comparability, the gross carrying amount of non-current loan receivables have been included.
The movement in the allowance for impairment in respect of loan receivables and commitments during the year was as follows:

	2024	2023
(in $ millions)	$	$
At January 1	34	22
Impairment loss recognized	56	42
Amounts written off	(39)	(30)
Exchange translation differences	(1)	*
At December 31	50	34
*Amount less than $1 million
The following table provides information about the exposure to credit risk and ECLs for trade receivables as at December 31:

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit impaired
(in $ millions)%		$	$
2024
Current (not past due)	6.0	119	(7)	No
1 – 30 days past due	10.8	17	(2)	No
31 – 60 days past due	17.2	8	(1)	No
61 – 90 days past due	33.7	4	(1)	No
91 – 120 days past due	36.7	2	(1)	No
More than 121 days	99.2	11	(11)	Yes
		161	(23)

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit impaired
(in $ millions)%		$	$
2023
Current (not past due)	5.2	91	(5)	No
1 – 30 days past due	11.1	24	(3)	No
31 – 60 days past due	14.0	9	(1)	No
61 – 90 days past due	46.7	5	(2)	No
91 – 120 days past due	55.6	2	(1)	No
More than 121 days	95.1	10	(10)	Yes
		141	(22)
The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2024	2023
(in $ millions)	$	$
At January 1	22	20
Impairment loss recognized	31	26
Amounts written off	(30)	(24)
Acquisition through business combination	*	*
Exchange translation differences	*	—
At December 31	23	22
*Amount less than $1 million

Summary of Contractual Maturities of Financial Liabilities	The amounts are gross and undiscounted and include contractual interest payments.

		Contractual cash flows
	Carrying amount	Total	Less than 1 year	1 to 5 years	More than 5 years
(in $ millions)	$	$	$	$	$
2024
Financial liabilities
Bank loans	206	(221)	(93)	(128)	—
Deposits from customers in the banking business	1,225	(1,225)	(1,225)	—	—
Trade payables and other liabilities	1,065	(1,065)	(1,011)	(54)	—
Lease liabilities	158	(218)	(42)	(90)	(86)
	2,654	(2,729)	(2,371)	(272)	(86)
2023
Financial liabilities
Bank loans	155	(168)	(72)	(96)	—
Term loan	476	(581)	(70)	(511)	—
Deposits from customers in the banking business	374	(374)	(374)	—	—
Trade payables and other liabilities	893	(893)	(764)	(129)	—
Lease liabilities	162	(227)	(49)	(80)	(98)
	2,060	(2,243)	(1,329)	(816)	(98)

Summary of Interest Rate Profile of the Group's Interest-bearing Financial Instruments
The interest rate profile of the Group’s interest-bearing financial instruments is as follows:

	Carrying amount
	2024	2023
(in $ millions)	$	$
Fixed-rate instruments
Other investments	3,223	2,852
Cash and cash equivalents	2,964	3,138
Bank loans	(158)	(111)
Variable-rate instruments
Bank loans	(48)	(44)
Term loan	—	(476)
•For the purpose of comparability, the carrying amount of debt investments measured at FVTPL have been included.

Summary of Accounting Classification and Fair Values
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
December 31, 2024
Financial assets
Debt investments	7	434	267	824	1,525	268	321	112	701
Equity investments	7	207	—	—	207	86	—	121	207
Time deposits	7	—	—	1,698	1,698
Loan receivables in the financial services segment	8	—	—	536	536
Trade and other receivables	9	—	—	206	206
Other assets	10	21	—	224	245	—	21	—	21
Cash and cash equivalents	11	—	—	2,964	2,964
Total		662	267	6,452	7,381	354	342	233	929
Financial liabilities
Bank loans	14	—	—	(206)	(206)
Lease liabilities	14	—	—	(158)	(158)
Warrant liabilities	16	(11)	—	—	(11)	(11)	—	—	(11)
Trade payables and other liabilities	16	(5)	(141)	(908)	(1,054)	—	—	(146)	(146)
Deposits from customers in the banking business	17	—	—	(1,225)	(1,225)
Total		(16)	(141)	(2,497)	(2,654)	(11)	—	(146)	(157)

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
December 31, 2023
Financial assets
Debt investments	7	608	45	381	1,034	502	62	89	653
Equity investments	7	241	—	—	241	109	—	132	241
Time deposits	7	—	—	1,818	1,818
Loan receivables in the financial services segment	8	—	—	326	326
Trade and other receivables	9	—	—	196	196
Other assets	10	5	—	300	305	—	5	—	5
Cash and cash equivalents	11	—	—	3,138	3,138
Total		854	45	6,159	7,058	611	67	221	899
Financial liabilities
Term loan	14	—	—	(476)	(476)
Bank loans	14	—	—	(155)	(155)
Lease liabilities	14	—	—	(162)	(162)
Warrant liabilities	16	(6)	—	—	(6)	(6)	—	—	(6)
Trade payables and other liabilities	16	(5)	(118)	(764)	(887)	—	—	(123)	(123)
Deposits from customers in the banking business	17	—	—	(374)	(374)
Total		(11)	(118)	(1,931)	(2,060)	(6)	—	(123)	(129)

Schedule of Reconciliation of Level 3 Financial Liabilities	The movement in fair value arising from reasonably possible changes to the significant unobservable inputs was assessed as not significant.

	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs
Assets
Debt investments	Broker prices/ Income approach	Risk-adjusted discount rate using Income approach	The estimated fair value would decrease (increase) if the discount rates were higher (lower).
Equity Investments	Market comparison technique	Adjusted market multiple	The estimated fair value would increase (decrease) if the adjusted market multiple were higher (lower).
		Volatility rates	The estimated fair value would either increase or decrease if the volatility rate increases.

Liabilities
Put options issued to non-controlling interests (see Note 16)	Income approach	Probability attributed to achieving certain milestones	The estimated fair value of the put liability would increase (decrease) if the probability attributed to achieving certain milestones were higher (lower).
b)Level 3 fair values
The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair values:

	Equity and debt investments	Other liabilities	Total
	$	$	$
(in $ millions)
At January 1, 2024	221	(123)	98
Net change in fair value (unrealized)	10	(23)	(13)
Net purchases	2	—	2
At December 31, 2024	233	(146)	87
At January 1, 2023	198	(99)	99
Net change in fair value (unrealized)	(15)	(24)	(39)
Net purchases	38	—	38
At December 31, 2023	221	(123)	98

Schedule of Reconciliation of Level 3 Financial Assets	The movement in fair value arising from reasonably possible changes to the significant unobservable inputs was assessed as not significant.

	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs
Assets
Debt investments	Broker prices/ Income approach	Risk-adjusted discount rate using Income approach	The estimated fair value would decrease (increase) if the discount rates were higher (lower).
Equity Investments	Market comparison technique	Adjusted market multiple	The estimated fair value would increase (decrease) if the adjusted market multiple were higher (lower).
		Volatility rates	The estimated fair value would either increase or decrease if the volatility rate increases.

Liabilities
Put options issued to non-controlling interests (see Note 16)	Income approach	Probability attributed to achieving certain milestones	The estimated fair value of the put liability would increase (decrease) if the probability attributed to achieving certain milestones were higher (lower).
b)Level 3 fair values
The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair values:

	Equity and debt investments	Other liabilities	Total
	$	$	$
(in $ millions)
At January 1, 2024	221	(123)	98
Net change in fair value (unrealized)	10	(23)	(13)
Net purchases	2	—	2
At December 31, 2024	233	(146)	87
At January 1, 2023	198	(99)	99
Net change in fair value (unrealized)	(15)	(24)	(39)
Net purchases	38	—	38
At December 31, 2023	221	(123)	98